Fair Value Measurements (Details) - Schedule of quantitative financial assets measured at fair value on a recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets:
Money market funds	$ 171,196	$ 15,768
Total assets	171,196	15,768
Liabilities:
Warrant liabilities - public warrants	37,085
Warrant liabilities - private warrants	52,936
Total liabilities	90,021
Quoted Prices in Active Markets for Identical Items (Level 1) [Member]
Assets:
Money market funds	171,196	15,768
Total assets	171,196	15,768
Liabilities:
Warrant liabilities - public warrants	37,085
Warrant liabilities - private warrants
Total liabilities	37,085
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money market funds
Total assets
Liabilities:
Warrant liabilities - public warrants
Warrant liabilities - private warrants
Total liabilities
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Money market funds
Total assets
Liabilities:
Warrant liabilities - public warrants
Warrant liabilities - private warrants	52,936
Total liabilities	$ 52,936